Schedule of Investments
May 31, 2023
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–45.91%
AMSR Trust,
Series 2021-SFR4, Class D, 2.77%, 12/17/2038(a)	$1,500,000	$1,308,002
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039(a)	1,000,000	871,680
Angel Oak Mortgage Trust, Series 2022-2, Class M1, 4.17%, 01/25/2067(a)(b)	5,893,000	4,345,748
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-3A, Class C, 6.48%, 02/20/2027(a)	4,000,000	3,921,618
Series 2022-5A, Class B, 7.09%, 04/20/2027(a)	4,000,000	4,100,584
Series 2023-1A, Class B, 6.08%, 04/20/2029(a)	2,000,000	1,993,496
Series 2023-4A, Class C, 7.24%, 06/20/2029(a)	3,000,000	2,987,570
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.75%, 09/15/2048(c)	14,950,559	204,862
Bank, Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	2,423,983
BBCMS Mortgage Trust, Series 2018-C2, Class C, 4.97%, 12/15/2051(b)	2,500,000	2,076,664
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.94%, 01/25/2035(b)	244,422	228,315
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.53%, 04/10/2051(b)	4,375,000	3,704,052
Series 2019-B14, Class C, 3.77%, 12/15/2062(b)	4,650,000	3,509,875
Series 2019-B15, Class C, 3.72%, 12/15/2072(b)	1,000,000	753,275
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(d)	4,454,389	2,904,444
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	3,189,675
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	1,022,168	895,416
Series 2016-SH2, Class M3, 3.74%, 12/25/2045(a)(b)	1,448,416	1,268,850
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	476,204	448,458
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,456,605
Series 2022-ATH3, Class A3, 6.57%, 08/25/2067(a)(b)	4,464,716	4,396,525
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(b)	3,000,000	1,789,889
Principal Amount		Value
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051(a)	$1,122,900	$899,137
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(a)(d)	3,735,936	3,638,009
Empower CLO Ltd., Series 2022-1A, Class A1, 7.25% (3 mo. Term SOFR + 2.20%), 10/20/2034(a)(e)	10,000,000	10,059,080
FirstKey Homes 2022-SFR1 Trust, Series 2022-SFR1, Class D, 5.20%, 05/17/2039(a)	3,200,000	3,044,931
FIVE Mortgage Trust, Series 2023-V1, Class XA, IO, 0.83%, 02/10/2056(c)	62,870,584	2,082,488
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.46%, 09/25/2048(a)(b)	1,533,143	1,396,553
Series 2018-5, Class B2, 4.46%, 09/25/2048(a)(b)	1,837,066	1,668,783
Series 2018-6RR, Class B2, 4.92%, 10/25/2048(a)(b)	2,701,263	2,517,071
Series 2018-6RR, Class B3, 4.92%, 10/25/2048(a)(b)	2,701,263	2,463,886
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	4,677,897
GCAT Trust, Series 2023-NQM2, Class M1, 7.04%, 11/25/2067(a)(b)	2,781,000	2,734,211
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.28% (1 mo. USD LIBOR + 4.17%), 07/15/2023(a)(e)	3,000,000	1,680,000
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,313,367
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 06/25/2027(a)	2,500,000	2,487,554
Homeward Opportunities Fund Trust,
Series 2022-1, Class M1, 5.08%, 07/25/2067(a)(d)	3,781,812	3,643,268
Series 2022-1, Class M1, 5.06%, 07/25/2067(a)(b)	2,878,000	2,483,724
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, 7.30% (1 mo. Term SOFR + 2.25%), 10/15/2039(a)(e)	2,240,000	2,237,714
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	5,231,205
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 7.82% (1 mo. USD LIBOR + 2.71%), 06/15/2023(a)(e)	2,000,000	696,951
Series 2018-PHH, Class F, 8.42% (1 mo. USD LIBOR + 3.31%), 06/15/2023(a)(e)	2,000,000	407,684
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,392,746

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
OBX Trust,
Series 2022-NQM7, Class A1, 5.11%, 08/25/2062(a)(d)	$5,780,378	$5,672,278
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(a)(d)	1,192,776	1,159,772
Series 2023-NQM1, Class A3, 6.50%, 11/25/2062(a)(b)	3,328,869	3,313,383
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 04/17/2038(a)	2,000,000	1,742,186
Rad CLO 18 Ltd., Series 2023-18A, Class B, 7.27% (3 mo. Term SOFR + 2.55%), 04/15/2036(a)(e)	2,500,000	2,494,330
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	2,820,205
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,039,185	2,211,022
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	2,834,506
SG Residential Mortgage Trust, Series 2022-1, Class M1, 3.98%, 03/27/2062(a)(b)	4,000,000	2,928,562
STAR Trust, Series 2022-SFR3, Class D, 7.62% (1 mo. Term SOFR + 2.55%), 05/17/2024(a)(e)	2,000,000	1,990,725
Taco Bell Funding LLC, Series 2021-1A, Class A23, 2.54%, 08/25/2051(a)	985,000	772,725
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	2,648,526	2,504,676
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	3,750,000	3,201,118
TRK Trust, Series 2022-INV1, Class M1, 4.05%, 02/25/2057(a)(b)	8,000,000	6,180,274
Verus Securitization Trust,
Series 2022-INV1, Class A3, 5.83%, 08/25/2067(a)(d)	4,698,104	4,622,028
Series 2022-INV2, Class A3, 6.79%, 10/25/2067(a)(d)	1,879,302	1,871,844
Series 2023-1, Class A3, 6.90%, 12/25/2067(a)(d)	2,166,989	2,173,368
Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	1,943,037
Voya CLO Ltd., Series 2014-1A, Class CR2, 8.04% (3 mo. Term SOFR + 3.06%), 04/18/2031(a)(e)	1,300,000	1,139,780
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	2,784,160
Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(a)	1,132,263	1,038,008
Series 2021-1A, Class A2II, 2.78%, 06/15/2051(a)	1,375,500	1,112,894
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	3,379,799	2,833,604
Total Asset-Backed Securities (Cost $194,242,486)		167,880,330
	Principal Amount	Value
Commercial Paper–21.81%
Diversified Banks–9.56%
Bank of Nova Scotia (The) (Canada), 5.49%, 01/31/2024(a)	$15,000,000	$15,003,091
Toronto-Dominion Bank (The) (Canada), 5.25%, 01/26/2024(a)	20,000,000	19,940,742
		34,943,833
Diversified Capital Markets–4.10%
UBS AG (Switzerland), 5.74%, 05/02/2024(a)	15,000,000	14,998,551
Diversified Financial Services–4.05%
Brookfield Infrastructure Holdings Canada, Inc. (Canada), 0.00%, 08/22/2023	15,000,000	14,804,328
Regional Banks–4.10%
ING US Funding LLC (Netherlands), 5.65%, 04/24/2024(a)	15,000,000	14,998,872
Total Commercial Paper (Cost $79,788,063)		79,745,584
U.S. Government Sponsored Agency Mortgage-Backed Securities–12.01%
Collateralized Mortgage Obligations–1.03%
Fannie Mae REMICs, IO, 2.50%, 08/25/2049(f)	13,721,669	1,802,199
Freddie Mac REMICs, IO, 2.50%, 09/25/2048(f)	15,045,477	1,958,638
		3,760,837
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
9.00%, 04/01/2025	5,462	5,486
9.50%, 04/01/2025	1,555	1,553
6.50%, 06/01/2029 to 08/01/2032	2,040	2,102
7.00%, 03/01/2032 to 05/01/2032	664	670
		9,811
Federal National Mortgage Association (FNMA)–6.88%
6.00%, 04/01/2024	15	15
6.75%, 07/01/2024	2,569	2,631
6.95%, 07/01/2025 to 10/01/2025	6,812	6,784
6.50%, 01/01/2026 to 10/01/2036	2,796	2,876
7.00%, 06/01/2029	143	144
8.00%, 10/01/2029	14	15
TBA, 4.50%, 06/01/2053(g)	6,700,000	6,489,971
5.00%, 06/01/2053(g)	6,250,000	6,157,104
5.50%, 06/01/2053(g)	12,500,000	12,493,164
		25,152,704
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–4.10%
7.00%, 08/15/2023 to 12/15/2036	$227,860	$229,663
8.00%, 04/15/2024 to 12/15/2030	216,694	226,818
6.50%, 07/15/2024 to 09/15/2032	11,054	11,022
6.95%, 07/20/2025 to 11/20/2026	25,546	25,543
8.50%, 01/15/2037	12,972	12,999
TBA, 4.50%, 06/01/2053(g)	7,500,000	7,288,330
5.00%, 06/01/2053(g)	7,300,000	7,209,748
		15,004,123
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $44,379,634)		43,927,475
Certificates of Deposit–5.46%
Diversified Banks–5.46%
Barclays Bank PLC, 5.39% , 02/01/2024	5,000,000	4,989,770
Sumitomo Mitsui Banking Corp. (Japan), 5.37% , 03/07/2024	15,000,000	14,968,627
Total Certificates of Deposit (Cost $19,960,111)		19,958,397
U.S. Treasury Securities–4.60%
U.S. Treasury Bills–0.54%
4.78% - 5.05%, 04/18/2024(h)(i)	2,068,000	1,976,603
U.S. Treasury Notes–4.06%
3.88%, 04/30/2025	15,000,000	14,837,695
Total U.S. Treasury Securities (Cost $16,908,280)		16,814,298
Shares
Preferred Stocks–4.01%
Mortgage REITs–4.01%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.(j)	59,100	1,023,612
Annaly Capital Management, Inc., 9.33% (3 mo. USD LIBOR + 4.18%), Series G, Pfd.	73,680	1,746,216
Shares		Value
Mortgage REITs–(continued)
Chimera Investment Corp., 8.00%, Series B, Pfd.(j)	83,563	$1,667,917
Chimera Investment Corp., 7.75%, Series C, Pfd.(j)	49,884	910,383
Dynex Capital, Inc., 6.90%, Series C, Pfd.(j)	100,000	2,180,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(j)	68,689	1,550,998
Redwood Trust, Inc., 10.00%, Pfd.(j)	100,000	2,024,000
Rithm Capital Corp., 7.13%, Series B, Pfd.(j)	77,927	1,620,882
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(j)	99,791	1,955,903
Total Preferred Stocks (Cost $16,619,430)		14,679,911
Principal Amount
U.S. Dollar Denominated Bonds & Notes–1.68%
Mortgage REITs–1.68%
Redwood Trust, Inc., Conv., 5.63%, 07/15/2024	$3,000,000	2,782,500
Two Harbors Investment Corp., Conv., 6.25%, 01/15/2026	4,000,000	3,365,200
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,319,308)		6,147,700
Shares
Money Market Funds–14.71%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(k)(l)	32,279,251	32,279,251
Invesco Treasury Portfolio, Institutional Class, 5.04%(k)(l)	21,519,500	21,519,500
Total Money Market Funds (Cost $53,798,751)		53,798,751
TOTAL INVESTMENTS IN SECURITIES–110.19% (Cost $432,016,063)		402,952,446
OTHER ASSETS LESS LIABILITIES—(10.19)%		(37,259,676)
NET ASSETS–100.00%		$365,692,770
Investment Abbreviations:
Conv.	– Convertible
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $217,948,688, which represented 59.60% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2023.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(f)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(g)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,020,124	$73,316,865	$(53,057,738)	$-	$-	$32,279,251	$176,499
Invesco Treasury Portfolio, Institutional Class	8,013,416	48,877,910	(35,371,826)	-	-	21,519,500	117,387
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,353	301	(28,654)	-	-	-	24*
Invesco Private Prime Fund	70,388	1,773	(72,149)	(5)	(7)	-	63*
Total	$20,132,281	$122,196,849	$(88,530,367)	$(5)	$(7)	$53,798,751	$293,973

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	177	September-2023	$36,431,578	$(45,260)	$(45,260)
U.S. Treasury 5 Year Notes	322	September-2023	35,123,156	5,031	5,031
U.S. Treasury 10 Year Notes	368	September-2023	42,124,500	140,875	140,875
U.S. Treasury 10 Year Ultra Notes	75	September-2023	9,033,985	67,383	67,383
Total Futures Contracts				$168,029	$168,029

(a)	Futures contracts collateralized by $206,081 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Sell	1.00%	Quarterly	06/20/2028	0.748%	USD	30,000,000	$228,709	$338,991	$110,282

(a)	Centrally cleared swap agreements collateralized by $501,787 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
JP Morgan Securities LLC	Markit CMBX North America A Index, Series 8, Version 1	Buy	(2.00)%	Monthly	10/17/2057	5.138%	USD	10,000,000	$114,414	$463,100	$348,686
Credit Risk
JP Morgan Securities LLC	Markit CMBX North America A Index, Series 13, Version 1	Sell	2.00	Monthly	12/16/2072	4.535	USD	10,000,000	(747,740)	(1,290,367)	(542,627)
Total Open Over-The-Counter Credit Default Swap Agreements									$(633,326)	$(827,267)	$(193,941)

(a)	Over-The-Counter swap agreements are collateralized by cash held with Counterparties in the amount of $860,000.
(b)	Implied credit spreads represent the current level, as of May 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$167,880,330	$—	$167,880,330
Commercial Paper	—	79,745,584	—	79,745,584
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	43,927,475	—	43,927,475
Certificates of Deposit	—	19,958,397	—	19,958,397
U.S. Treasury Securities	—	16,814,298	—	16,814,298
Preferred Stocks	14,679,911	—	—	14,679,911
U.S. Dollar Denominated Bonds & Notes	—	6,147,700	—	6,147,700
Money Market Funds	53,798,751	—	—	53,798,751
Total Investments in Securities	68,478,662	334,473,784	—	402,952,446
Other Investments - Assets*
Futures Contracts	213,289	—	—	213,289
Swap Agreements	—	458,968	—	458,968
	213,289	458,968	—	672,257
Other Investments - Liabilities*
Futures Contracts	(45,260)	—	—	(45,260)
Swap Agreements	—	(542,627)	—	(542,627)
	(45,260)	(542,627)	—	(587,887)
Total Other Investments	168,029	(83,659)	—	84,370
Total Investments	$68,646,691	$334,390,125	$—	$403,036,816

*	Unrealized appreciation (depreciation).
Invesco Income Fund